Stock Compensation Plan - Restricted stock (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 08, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share award granted						3,002,000
Common Stock value per share						$ 8.90
Vesting of RSU						0
Stock-based compensation expense		$ 11,571,000	$ 49,000	$ 31,248,000	$ 108,000
SG&A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense						$ 154	$ 140
Restricted Stock Units | Share Based Payment Arrangement Tranche Vesting Of 1083500 Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting of RSU						2,330
Restricted Stock Units | Vesting at the end of the first year for 1083500
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period of RSUs outstanding						48 months
Vesting percentage						25.00%
Restricted Stock Units | Vesting every 3 months thereafter for the next 36 months for 1083500
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period of RSUs outstanding						36 months
Restricted Stock Units | Share Based Payment Arrangement Tranche Vesting Of 100000 Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting of RSU						215
Requisite service period of RSUs outstanding						36 months
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share award granted	215
Common Stock value per share	$ 0.23
Vesting of RSU						0	179
Stock-based compensation expense							$ 38
Restricted stock units | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense						$ 23,091